FAIR VALUE MEASUREMENT INPUTS AND VALUATION TECHNIQUES (Details) - Warrant [Member]	Jun. 30, 2024	Jun. 30, 2023
Class of Warrant or Right [Line Items]
Expected term	3 years	10 years
Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Volatility	0.0446	0.0374
Measurement Input, Expected Dividend Payment [Member]
Class of Warrant or Right [Line Items]
Volatility	0.0000	0.0000
Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Volatility	0.5514	0.4586